YieldMax Magnificent 7 Fund of Option Income ETF

Schedule of Investments

July 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 99.9%	Shares	Value
YieldMax AAPL Option Income Strategy ETF	942,602	$17,004,540
YieldMax AMZN Option Income Strategy ETF	838,829	17,598,632
YieldMax GOOGL Option Income Strategy ETF	1,001,671	16,687,839
YieldMax META Option Income Strategy ETF	971,208	17,209,806
YieldMax MSFT Option Income Strategy ETF	824,166	16,771,778
YieldMax NVDA Option Income Strategy ETF	648,693	17,287,669
YieldMax TSLA Option Income Strategy ETF	1,067,311	16,916,871
TOTAL EXCHANGE TRADED FUNDS (Cost $126,700,225)		119,477,135

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.23% (a)	127,048	127,048
TOTAL SHORT-TERM INVESTMENTS (Cost $127,048)		127,048

TOTAL INVESTMENTS - 100.0% (Cost $126,827,273)		119,604,183
Liabilities in Excess of Other Assets - (0.0)% (b)		(20,691)
TOTAL NET ASSETS - 100.0%		$119,583,492

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.
(b)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024:

YieldMax Magnificent 7 Fund of Option Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$119,477,135	$—	$—	$119,477,135
Money Market Funds	127,048	—	—	127,048
Total Assets	$119,604,183	$—	$—	$119,604,183